Note 13 Financial assets at amortised cost (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost		€ 35,327,000,000	€ 35,737,000,000
Loans and advances to central banks at amortised cost		5,087,000,000	6,209,000,000
Loans and advances to banks		11,860,000,000	14,575,000,000
Loans and advances to customers		315,752,000,000	311,147,000,000
Financial assets at amortised cost		368,026,000,000	367,668,000,000
Government [member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		19,673,000,000	19,391,000,000
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		10,270,000,000	9,817,000,000
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		137,217,000,000	136,424,000,000
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		148,591,000,000	145,515,000,000
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	[1]	15,013,000,000	14,672,000,000
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	[1]	11,649,000,000	12,141,000,000
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		€ 48,000,000	€ 48,000,000

[1]	(*) See Note 6.2.